Equity and Redeemable Noncontrolling Interest - Non-redeemable and redeemable noncontrolling interest (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	$ 0	$ 83	$ 83
Beginning balance	939	1,759	1,759
Distributions to noncontrolling interests	(50)	(280)	(1,181)	$ (1,611)	$ (454)
Ending balance			0	83
Ending balance	910		939	1,759
Non- Redeemable Noncontrolling Interests
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Distributions to noncontrolling interests	(50)	(280)	(1,181)	(1,611)	(454)
Non-Redeemable Noncontrolling Interest | Non- Redeemable Noncontrolling Interests
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	939	1,759	1,759	2,549	1,874
Net income attributable to redeemable noncontrolling interest	6	76	320	929	224
Other comprehensive loss, net of tax	9	0	(10)	0	6
Changes in noncontrolling interests due to divestitures and acquisitions	(19)	0	(104)	(373)	633
Contributions from noncontrolling interests	25	14	155	264	268
Distributions to noncontrolling interests	(50)	(280)	(1,181)	(1,611)	(454)
Other	0	(4)	0	1	(2)
Ending balance	910	1,565	939	1,759	2,549
Redeemable Noncontrolling Interest
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	$ 0	83	83	51	0
Net income attributable to redeemable noncontrolling interest		(1)	0	0	1
Contributions from noncontrolling interests			0	32	50
Distributions to noncontrolling interests			(83)	0	0
Ending balance		$ 82	$ 0	$ 83	$ 51